Fair value of financial instrument - Additional Information (Detail) $ in Millions	3 Months Ended
Apr. 30, 2019 CAD ($)
Over-the-counter equity options [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	$ 93
Loans [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	179
Derivative assets [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 1 to Level 2	1,996
Derivative assets [member] | Over-the-counter equity options [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	163
Derivative liabilities [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 1 to Level 2	621
Derivative liabilities [member] | Over-the-counter equity options [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	70
Personal deposits [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 2 to Level 3	$ 107